Discontinued Operations (Narrative) (Details) (USD $)	1 Months Ended	0 Months Ended			12 Months Ended		12 Months Ended				0 Months Ended	12 Months Ended			0 Months Ended
	Nov. 24, 2010 Ulticom Inc [Member]	Oct. 12, 2010 Ulticom Inc [Member]	Oct. 12, 2010 Ulticom Inc [Member] First Promissory Note [Member]	Oct. 12, 2010 Ulticom Inc [Member] Second Promissory Note [Member]	Jan. 31, 2011 Ulticom Inc [Member] Second Promissory Note [Member]	Jan. 31, 2012 Ulticom Inc [Member] Second Promissory Note [Member]	Jan. 31, 2011 Ulticom Inc [Member] 24-Month Period [Member] Second Promissory Note [Member]	Jan. 31, 2012 Parent Company [Member]	Jan. 31, 2011 Parent Company [Member]	Jan. 31, 2010 Parent Company [Member]	Oct. 12, 2010 Parent Company [Member] Ulticom Inc [Member]	Jan. 31, 2011 Parent Company [Member] Ulticom Inc [Member]	Oct. 31, 2012 Subsequent Event [Member]	Jan. 31, 2012 Subsequent Event [Member]	Aug. 02, 2012 Subsequent Event [Member] Starhome Disposition [Member]	Aug. 02, 2012 Subsequent Event [Member] Starhome [Member] Starhome Disposition [Member]	Aug. 02, 2012 Scenario, Forecast [Member] Subsequent Event [Member] Starhome [Member] Starhome Disposition [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Distribution percentage of common shares to CTI's shareholders in spin-off													100.00%	100.00%
Proceeds from sale of business											$ 17,200,000				$ 37,200,000	$ 81,300,000
Proceeds held in escrow to cover potential post-closing indemnification claims																10,500,000
First portion of proceeds held in escrow to be released																5,500,000
Period before release of first portion of proceeds held in escrow																	18 months
Period before release of remaining portion of proceeds held in escrow																	24 months
Period following divestiture of business with no solicitation of employees																	4 years
Agreed upon payments to certain Starhome shareholders															4,500,000
Cash dividend paid	64,100,000
Cash dividend per share paid	$ 5.74
Proceeds from dividend received by CTI	42,400,000
Dividend received by shareholders without interest per share of common stock	$ 2.33
Aggregate consideration received								8,449,000	75,247,000	6,150,000
Aggregate consideration approximate amount of cash received		13,200,000
Aggregate principal amount of promissory notes		4,000,000	1,400,000	2,600,000
Reduced value of promissory note in connection with purchase of certain products			800,000
Percentage of reduction							40.00%
Maturity of promissory note after determination of Ulticom's revenue					24-month period
Maximum revenue considered for reduction in the value of promissory note							75,000,000
Carrying value of promissory note					0	0
Gain on Ulticom Sale, net of tax								$ 0	$ 2,927,000	$ 0		$ 2,927,000